GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of General [Abstract]
GENERAL
NOTE 1 - GENERAL

NeoGames S.A. (together with its subsidiaries, the “Company”) was incorporated in Luxemburg on April 10, 2014. On November 10, 2020, the Company completed a 1: 8.234 (approximated) reverse split of its share capital which were applied retrospectively in this consolidated financial statement. The Company has been listed on Nasdaq since November 19, 2020, under the symbol “NGMS”.

The Company, together with a joint operation and a joint venture, is a leading global technology provider engaged in the development and operation of online lotteries and games, allowing lottery operators to distribute lottery products via online sales channels while using the Company’s technology.

The Company serves content and platform contracts across Europe and the United States of America through its wholly owned operating subsidiaries: NeoGames Systems Ltd. (“NGS”), incorporated in 2014, and NeoGames Ukraine, incorporated in 2018. In 2014, the Company incorporated NeoGames US LLP (“NeoGames US”) serving as the active arm for the North American market and in 2018 incorporated NeoGames S.R.O, in the Czech Republic to operate the Company’s Czech project.

The Company’s principal shareholders are William Hill Organization Limited (“William Hill”), Barak Matalon, Pinhas Zehavi, Elyahu Azur and Aharon Aran, that also collectively own a majority of Aspire Global Plc (“Aspire”), a publicly traded company which conducts iGaming operations through its subsidiaries (together with Aspire, the “Aspire Group”). The Company’s largest shareholder, William Hill, was acquired by Caesars Entertainment, Inc. on April 22, 2021.

On February 22, 2021, the Company announced the go-live of its eInstants games with the Austrian Lotteries, launching the Company’s first set of games on the win2day online gaming site. In connection with the agreement, the Company will grant the Austrian Lotteries (Österreichische Lotterien) full access to its Studio extensive portfolio of premium, award winning eInstant games.

The Company is carefully monitoring the outbreak and spread of the coronavirus (“COVID-19”) across the world and specifically in the United States. Proactive measures have been taken to reduce the risk to the Company’s staff and to ensure business continuity. The Company is an online organization where working remotely and meeting virtually are established ways of working. The Company’s operations, which are limited to iLottery, have not been negatively impacted and the Company does not expect its operations to be negatively impacted by the outbreak of COVID-19. However, depending on the duration of the pandemic, there could be a negative impact on the Company’s operations.

NOTE 1 - GENERAL

Neogames S.A. (together with its subsidiaries, the “Company”) was incorporated in Luxemburg on April 10, 2014. On November 10, 2020 the Company changed its corporate form from a private limited liability company to public limited liability company, changed its name from Neogames S.à.r.l. to NeoGames S.A and completed a 1: 8.234 (approximated) reverse split of its share capital which were applied retrospectively in this consolidated financial statements. The Company has been listed on Nasdaq since November 19, 2020, under the symbol “NGMS”.

On November 24, 2020, the Company completed an initial public offering of 5,528,650 ordinary shares, no par value, including 721,128 ordinary shares sold pursuant to the full exercise of the underwriters’ overallotment option. The offering consisted of 2,987,625 ordinary shares offered by the Company and 2,541,025 ordinary shares offered by certain selling shareholders. The ordinary shares were sold at an offering price of $17.00 per ordinary share for an aggregate offering value of $94.0 million.

The Company, together with a joint operation and a joint venture, is a leading global technology provider engaged in the development and operation of online lotteries and games, allowing lottery operators to distribute lottery products via online sales channels while using the Company’s technology.

The Company serves content and platform contracts across Europe and the United States of America through its wholly owned operating subsidiaries: NeoGames Systems Ltd. (“NGS”), incorporated in 2014, and NeoGames Ukraine, incorporated in 2018. In 2014, the Company incorporated NeoGames US LLP (“NeoGames US”) serving as the active arm for the North American market and in 2018 incorporated NeoGames S.R.O, in the Czech Republic to operate the Company’s Czech project.

The Company’s principal shareholders are William Hill Organization Limited (“William Hill”), Barak Matalon, Pinhas Zehavi, Elyahu Azur and Aharon Aran, that collectively own a majority of Aspire Global Plc (“Aspire”), a publicly traded company which conducts iGaming operations through its subsidiaries (together with Aspire, the “Aspire Group”).

William Hill funded the Company’s growth in a form of a credit facility (see Note 6). William Hill also had options to acquire the remaining share capital of the Company in consideration for performance-based amounts, of which one was expired in 2019 and the second was waived on September 9, 2020, as a result of the Board of Directors’ resolution that the Company will take the necessary steps to prepare for an initial public offering.

The Company, together with a publicly traded Canadian Company, Pollard Banknote Limited (“Pollard”), developed, established and operate a licensed iLottery platform on behalf of the State of Michigan in the United States (the “Michigan Joint Operation”), whereby the relating contract was extended in December 2020 through July 2026.

On July 31, 2014, Pollard and NeoGames US jointly established an equal ownership share, NeoPollard Interactive LLC (“NPI” or the “Joint Venture”) in order to participate in iLottery tenders in the North American market. NPI has operated the Virginia State Lottery online e-Subscription program, since 2015, whereby the relating contract was extended in May 2020 and expanded to include a digital instant games portfolio, through October 2026, the iLottery platform on behalf of New Hampshire Lottery since September 2018 (initial terms of seven years) and the North Carolina Education Lottery iLottery platform since October 2019 (initial terms of five years with an option to extend for additional five years).

In April 2017, the Company developed, established and launched the Digital Entertainment Hub solution together with the leading lottery operator in the Czech Republic, SAZKA a.s., whereby the relating contract was extended on March 31, 2020  through the end of December 2025.

On March 19, 2020, NPI signed an agreement with Alberta Gaming, Liquor and Cannabis Commission (“AGLC”) to develop, deploy and maintain its digital solutions and power its proposed interactive offering. This contract has an initial term of seven years, with an option to extend for five years. The solution was launched on September 30, 2020.

The Company is carefully monitoring the outbreak and spread of the coronavirus (“COVID-19”) across the world and specifically in the United States. Proactive measures have been taken to reduce the risk to the Company’s staff and to ensure business continuity. The Company is an online organization where working remotely and meeting virtually are established ways of working. The Company’s operations, which are limited to iLottery, have not been negatively impacted and the Company does not expect its operations to be negatively impacted by the outbreak of COVID-19. However, depending on the duration of the pandemic, there could be a negative impact on the Company’s operations.